Segment Reporting	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The Company manages its underwriting operations as two business segments: Aspen Reinsurance and Aspen Insurance. The Company has determined its reportable segments by taking into account the manner in which management makes operating decisions and assesses operating performance. Profit or loss for each of the Company’s business segments is measured by underwriting income or loss. Underwriting profit is the excess of net earned premiums over the sum of losses and loss expenses, acquisition costs and general and administrative expenses. Underwriting income or loss provides a basis for management to evaluate the segment’s underwriting performance.
Reinsurance Segment. The reinsurance segment consists of property catastrophe reinsurance, other property reinsurance, casualty reinsurance and specialty reinsurance.
For a more detailed description of this business segment, refer to the Item 4, “Information on the Company — Business Overview — Aspen Reinsurance” in the Company’s 2022 Annual Report on Form 20-F filed with the SEC.
Insurance Segment.  The insurance segment consists of first party and specialty insurance, casualty and liability insurance and financial and professional lines insurance. Additionally, the insurance segment includes Aspen Underwriting Limited’s participation as a corporate member in Carbon Syndicate 4747 (“Carbon Syndicate”). For a more detailed description of this segment, refer to the Item 4, “Information on the Company — Business Overview — Aspen Insurance” in the Company’s 2022 Annual Report on Form 20-F filed with the SEC.
Non-underwriting Disclosures. The Company provides additional disclosures for corporate and other (non-operating) income and expenses. Corporate and other income and expenses include: corporate expenses, net investment income, net realized and unrealized investment gains or losses, other strategic and other costs, changes in fair value of derivatives or the loan notes issued by variable interest entities, interest expenses, net realized and unrealized foreign exchange gains or losses, asset impairments and income taxes. These income and expense items are not allocated to the Company’s business segments as they are not directly related to the Company’s business segment operations and is consistent with how management measures the performance of its segments. The Company does not allocate its assets by business segment.
The Company uses underwriting ratios as measures of performance. The loss ratio is the ratio of losses and loss adjustment expenses to net earned premiums. The acquisition cost ratio is the ratio of acquisition costs to net earned premiums. The general and administrative expense ratio is the ratio of general and administrative expenses to net earned premiums. The combined ratio is the sum of the loss ratio, the acquisition cost ratio and the general and administrative expense ratio.
The following tables provide a summary of gross and net written and earned premiums, underwriting income or loss, ratios and reserves for each of the Company’s business segments for six months ended June 30, 2023 and 2022:

	Six Months Ended June 30, 2023
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$875.7	$1,249.5	$2,125.2
Net written premiums	605.0	745.5	1,350.5
Net earned premiums	572.0	715.4	1,287.4
Underwriting Expenses
Losses and loss adjustment expenses	297.2	419.9	717.1
Acquisition costs	105.7	87.2	192.9
General and administrative expenses	58.4	110.6	169.0
Underwriting income	110.7	97.7	208.4
Corporate and other expenses (1)			(53.1)
Non-operating expenses			(10.6)
Net investment income			129.4
Realized and unrealized investment gains			36.1
Realized and unrealized investment losses			(18.1)
Change in fair value of derivatives			19.6
Interest expense			(42.9)
Net realized and unrealized foreign exchange losses			(13.7)
Income before income taxes			255.1
Income tax (expense)			(36.2)
Net income			$218.9

Net reserves for loss and loss adjustment expenses	$1,441.2	$1,641.7	$3,082.9
Ratios
Loss ratio	52.0%	58.7%	55.7%
Acquisition cost ratio	18.5	12.2	15.0
General and administrative expense ratio	10.2	15.5	13.1
Expense ratio	28.7	27.7	28.1
Combined ratio	80.7%	86.4%	83.8%
_____________
(1) Corporate and other operating expenses includes other income/expenses, which were previously presented separately.

	Six Months Ended June 30, 2022
	Reinsurance	Insurance	Total
	( $ in millions)
Underwriting Revenues
Gross written premiums	$1,045.6	$1,305.7	$2,351.3
Net written premiums	783.7	722.4	1,506.1
Net earned premiums	600.8	726.4	1,327.2
Underwriting Expenses
Losses and loss adjustment expenses	369.0	398.7	767.7
Acquisition costs	124.1	92.4	216.5
General and administrative expenses	69.7	116.8	186.5
Underwriting income	38.0	118.5	156.5
Corporate and other expenses (1)			(43.3)
Non-operating expenses			(3.6)
Net investment income			88.7
Realized and unrealized investment gains			2.5
Realized and unrealized investment losses			(128.9)
Change in fair value of derivatives			(84.9)
Interest expense			(9.1)
Net realized and unrealized foreign exchange gains			75.2
Income before income taxes			53.1
Income tax (expense)			(4.7)
Net income			$48.4

Net reserves for loss and loss adjustment expenses	$1,190.4	$1,314.9	$2,505.3
Ratios
Loss ratio	61.4%	54.9%	57.8%
Acquisition cost ratio	20.7	12.7	16.3
General and administrative expense ratio	11.6	16.1	14.1
Expense ratio	32.3	28.8	30.4
Combined ratio	93.7%	83.7%	88.2%
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(1) Corporate and other operating expenses includes other income/expenses, which were previously presented separately.